DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Amount, Timing and Uncertainty of Future Cash Flows (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 4,535,297	£ 7,600,981
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	109,093	326,386
Cash flow hedges | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 1,000	£ 5,026
Average fixed interest rate (in percent)	0.00%	1.09%
Cash flow hedges | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 625	£ 11,614
Average fixed interest rate (in percent)	0.23%	1.05%
Cash flow hedges | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 10,428	£ 42,364
Average fixed interest rate (in percent)	0.55%	1.16%
Cash flow hedges | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 58,896	£ 169,499
Average fixed interest rate (in percent)	0.81%	1.55%
Cash flow hedges | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 38,144	£ 97,883
Average fixed interest rate (in percent)	0.65%	2.31%
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 34	£ 36
Currency swaps | Fair value hedges | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Fair value hedges | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 34	£ 36
Average fixed interest rate (in percent)	1.28%	1.28%
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 1,895	£ 5,829
Currency swaps | Cash flow hedges | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	46	28
Currency swaps | Cash flow hedges | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	200	469
Currency swaps | Cash flow hedges | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	821	1,274
Currency swaps | Cash flow hedges | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	828	1,505
Currency swaps | Cash flow hedges | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	0	2,553
Interest rate and other swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	172,695	215,325
Interest rate and other swaps | Fair value hedges | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 1,396	£ 6,032
Average fixed interest rate (in percent)	2.84%	2.01%
Interest rate and other swaps | Fair value hedges | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 2,784	£ 6,031
Average fixed interest rate (in percent)	1.31%	1.69%
Interest rate and other swaps | Fair value hedges | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 18,568	£ 39,811
Average fixed interest rate (in percent)	0.95%	1.42%
Interest rate and other swaps | Fair value hedges | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 121,878	£ 136,527
Average fixed interest rate (in percent)	0.68%	1.26%
Interest rate and other swaps | Fair value hedges | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount	£ 28,069	£ 26,924
Average fixed interest rate (in percent)	1.94%	2.36%
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Average EUR/GBP exchange rate | Currency swaps | Fair value hedges | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.38	1.38
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | Up to 1 month
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.36	1.30
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 1-3 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.36	1.33
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 3-12 months
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.36	1.30
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | 1-5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.35	1.32
Average USD/GBP exchange rate | Currency swaps | Cash flow hedges | Over 5 years
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.27	1.32